BASIS OF PRESENTATION	12 Months Ended
Dec. 31, 2025
BASIS OF PRESENTATION
BASIS OF PRESENTATION
2.	BASIS OF PRESENTATION

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). These consolidated financial statements were approved and authorized for issuance by the Board of Directors of the Company on March 25, 2026.

These consolidated financial statements are expressed in Canadian dollars and have been prepared on a historical cost basis except for financial instruments classified as subsequently measured at fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

Certain comparative figures on the consolidated statement of financial position, consolidated statement of loss and comprehensive loss, and consolidated statement of cash flows have been reclassified to conform to the current year presentation.

Except as otherwise noted, these consolidated financial statements are presented in Canadian dollars.

The functional currency of the Company and its subsidiary is the Canadian dollar.